GOING CONCERN	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Substantial Doubt about Going Concern [Text Block]
2.  GOING CONCERN

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted accounting principles in the United States, which contemplate the continuation of the Company as a going concern. The Company reported an accumulated deficit of $2,847,511 at December 31, 2016, and had a comprehensive loss of $1,466,776 for the year ended December 31, 2016.

In view of the matters described, there is substantial doubt as to the Company’s ability to continue as a going concern without a significant infusion of capital. At December 31, 2016, the Company had insufficient operating revenues and cash flows to meet its financial obligations. There can be no assurance that management will be successful in implementing its plans. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

The Company raised $366,455 through a registered public offering and an additional $400,357 through private placements of for convertible notes during the year ended December 31, 2016. The note and warrant purchase agreement dated November 14, 2016, in the private placement provides for potential additional proceeds of up to $937,063, subject to certain conditions. If we receive the potential additional proceeds of up to $937,063, combined with the Company’s anticipated operating cash flows, the Company is expected to have sufficient cash flows to operate for at least the next 12 months. See Note 10. Notwithstanding the foregoing, the Company anticipates that it will have to raise additional capital to fund research and development and operations over the next 12 months. To the extent that the Company is required to raise additional funds and to cover costs of operations, the Company intends to do so through additional public or private offerings of debt or equity securities. There are no commitments or arrangements for other offerings in place, other than those described in Note 10, no guaranties that any other such financings would be forthcoming, or as to the terms of any such financings. Any future financing may involve substantial dilution to existing investors.